Expense Example - PIMCO Emerging Markets Local Currency and Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	127	397	686	1,511	137	428	739	1,624	143	454	787	1,731	536	876	1,238	2,256	343	748	1,280	2,736